ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
9.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2020	2019
Property and equipment payables	$49,161	$25,386
Interest expenses payable	45,737	22,053
Operating expense and other accruals and liabilities	20,650	30,273
Advance customer deposits and ticket sales	2,403	3,946
Operating lease liabilities	995	895

	$118,946	$82,553